Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accumulated other comprehensive income	$ 7,724,811		¥ 2,834,688		¥ 54,712,520
Allowance for doubtful accounts	557,893		8,487,562		3,951,391
Allowance for inventories			0		0
Allowance for prepaid services fees			0		0
Allowance for other receivables and prepaid expenses	455,802		0		¥ 3,228,306
Impairment of investments	155,723	¥ 1,102,938
Impairment of long lived assets	932,158	6,602,198	13,713,233	¥ 0
Advertising costs		0	47,170	1,800
Government subsidies	85,882	605,184	1,242,835
Total expenses	$ 238,902	¥ 1,683,474	¥ 1,739,048	¥ 1,376,192
Antidilutive shares | shares	0	0	0
Shanghai Weimu [Member]
Noncontrolling interests	42.00%				42.00%
Viwo Tech [Member]
Noncontrolling interests	45.00%				45.00%
Vize Technology Limited [Member]
Noncontrolling interests	45.00%				45.00%
Year End Translation Rates [Member] | China, Yuan Renminbi
Foreign Currency Transactions, Description	7.0827	7.0827	6.9646
Average Translation Rates [Member] | China, Yuan Renminbi
Foreign Currency Transactions, Description	7.0467	7.0467	6.7261	6.4515